Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 331,237	$ 322,589	$ 289,977
Additions	70,722	94,264	109,012
Deductions	(58,663)	(27,874)	(30,719)
Translation	(18,197)	(57,742)	(45,681)
Balance at end of period	325,099	331,237	322,589
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	12,768	9,373	5,098
Additions	5,367	6,656	6,567
Deductions	(1,647)	(2,615)	(800)
Translation	(121)	(646)	(1,492)
Balance at end of period	16,367	12,768	9,373
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	297,891	301,012	270,057
Additions	36,778	49,879	76,085
Deductions	(24,967)	(401)	(4,389)
Translation	(19,082)	(52,599)	(40,741)
Balance at end of period	290,620	297,891	301,012
Provision For Contingencies [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	20,578	12,204	14,822
Additions	28,577	37,729	26,360
Deductions	(32,049)	(24,858)	(25,530)
Translation	1,006	(4,497)	(3,448)
Balance at end of period	18,112	20,578	12,204
Legal Reserve Accrual [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	28,577	37,729	26,360
Legal Reserve Settlements [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	(20,554)	(23,415)	(23,101)
Legal Reserve Reclassifications [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	$ (11,495)	$ (1,443)	$ (2,429)